Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2021	2020

	(in US$’000)
Dividend receivables (Note 23)	46,387	—
Value-added tax receivables	16,616	14,957
Prepayments	14,128	7,038
Deposits	1,255	905
Amounts due from related parties (Note 24(ii))	1,149	1,142
Leasehold land deposit (Note 12)	—	930
Others	1,506	2,956
	81,041	27,928

No allowance for credit losses have been made for other receivables, prepayments and deposits for the years ended December 31, 2021 and 2020.